Other Employee-Related Obligations	12 Months Ended
Dec. 31, 2020
Other Employee-Related Obligations
Other Employee-Related Obligations

(B.5) Other Employee-Related Obligations

y Accounting Policy

As far as the obligation for long-term employee benefits is secured by pledged reinsurance coverage, it is offset with the relating plan asset.

Other Employee-Related Liabilities

€ millions	2020			2019
	Current	Non-Current	Total	Current	Non-Current	Total
Other employee-related liabilities	3,147	316	3,464	3,059	352	3,411
/ Other non-financial liabilities	4,643	770	5,413	4,839	957	5,796
Other employee-related liabilities as % of / other non-financial liabilities	68	41	64	63	37	59

Other employee-related liabilities mainly relate to obligations from bonuses and sales commissions, outstanding vacation, time credits accumulated in the working time account, employee-related social security expenses, severance payments outside restructuring programs, and jubilee expenses.

We have reclassified our employee-related provisions mainly consisting of time credits accumulated in the working time account, severance payments outside restructuring programs, and jubilee expenses from other provisions to other non-financial liabilities. Prior-year amounts (December 31, 2019: €21 million (current) and €143 million (non-current)) have been reclassified accordingly. We believe that a classification as Other non-financial liabilities reflects the substance of these liabilities more appropriately than a classification under Other provisions.